Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily Brazil Bull 3X Shares (BRZU)
Direxion Daily Brazil Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares (KORU)
Direxion Daily South Korea Bear 3X Shares

Supplement dated April 5, 2013 to the
Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2013, as supplemented March 1, 2013 and March 15, 2013

Effective immediately, the benchmark indices for the Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares and Direxion Daily South Korea Bear 3X Shares (each, a “Fund” and collectively, the “Funds”) will change as presented in the table below.  All references to the Current Indexes in the Prospectus and SAI will be replaced with the New Indexes:

Fund	Current Index	New Index
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily Brazil Bear 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily South Korea Bull 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index
Direxion Daily South Korea Bear 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index

Index Descriptions

All descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the corresponding New Indexes:

MSCI Brazil 25/50 Index

The Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil.  As of February 28, 2013, the Index has an average market capitalization of $6.0 billion and a median market capitalization of $3.2 billion.  Additionally, as of February 28, 2013, the Index is concentrated in the financial sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of Brazil’s economy.

The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities.

MSCI Korea 25/50 Index

The Index is designed to measure the performance of the large and mid cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea.  As of February 28, 2013, the Index has an average market capitalization of $5.7 billion and a median market capitalization of $2.6 billion.  Additionally, as of February 28, 2013, the Index is concentrated in the information technology sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of South Korea’s economy.

The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities.

Fund Risks

The following risks will be added to the Prospectus for each Fund as indicated below:

Direxion Daily Brazil Bull 3X Shares
Direxion Daily Brazil Bear 3X Shares

Brazilian Securities Risk
Investment in securities of Brazilian issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. Brazil’s economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the Brazilian economy overall in a way that would be adverse to the Fund’s investments. Additionally, investment in Brazil may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Concentration Risk
The Index is concentrated in the financial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries.  The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Financial Services Companies Risk
The Fund currently focuses its investments in securities issued by, and/or has exposure to, financial services companies.  As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Direxion Daily South Korea Bull 3X Shares
Direxion Daily South Korea Bear 3X Shares

Concentration Risk
The Index is concentrated in the information technology sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries.  The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

South Korean Securities Risk
Investment in securities of South Korean issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. South Korea’s economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the South Korean economy overall in a way that would be adverse to the Fund’s investments. Specifically, economic or political developments with respect to South Korea’s neighboring nations may influence the performance of any investments made within South Korea. Additionally, investment in South Korea may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Technology and Telecommunications Sector Risk
The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science.  The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities.  These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.  Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.  In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.
Direxion Daily Brazil Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily Brazil Bull 3X Shares (BRZU)
Direxion Daily Brazil Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares (KORU)
Direxion Daily South Korea Bear 3X Shares

Supplement dated April 5, 2013 to the
Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2013, as supplemented March 1, 2013 and March 15, 2013

Effective immediately, the benchmark indices for the Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares and Direxion Daily South Korea Bear 3X Shares (each, a “Fund” and collectively, the “Funds”) will change as presented in the table below.  All references to the Current Indexes in the Prospectus and SAI will be replaced with the New Indexes:

Fund	Current Index	New Index
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily Brazil Bear 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily South Korea Bull 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index
Direxion Daily South Korea Bear 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index

Index Descriptions

All descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the corresponding New Indexes:

MSCI Brazil 25/50 Index

The Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil.  As of February 28, 2013, the Index has an average market capitalization of $6.0 billion and a median market capitalization of $3.2 billion.  Additionally, as of February 28, 2013, the Index is concentrated in the financial sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of Brazil’s economy.

The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities.

Fund Risks

The following risks will be added to the Prospectus for each Fund as indicated below:

Direxion Daily Brazil Bull 3X Shares

Brazilian Securities Risk
Investment in securities of Brazilian issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. Brazil’s economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the Brazilian economy overall in a way that would be adverse to the Fund’s investments. Additionally, investment in Brazil may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Concentration Risk
The Index is concentrated in the financial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries.  The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Financial Services Companies Risk
The Fund currently focuses its investments in securities issued by, and/or has exposure to, financial services companies.  As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.
Direxion Daily Brazil Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily Brazil Bull 3X Shares (BRZU)
Direxion Daily Brazil Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares (KORU)
Direxion Daily South Korea Bear 3X Shares

Supplement dated April 5, 2013 to the
Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2013, as supplemented March 1, 2013 and March 15, 2013

Effective immediately, the benchmark indices for the Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares and Direxion Daily South Korea Bear 3X Shares (each, a “Fund” and collectively, the “Funds”) will change as presented in the table below.  All references to the Current Indexes in the Prospectus and SAI will be replaced with the New Indexes:

Fund	Current Index	New Index
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily Brazil Bear 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily South Korea Bull 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index
Direxion Daily South Korea Bear 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index

Index Descriptions

All descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the corresponding New Indexes:

MSCI Brazil 25/50 Index

The Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil.  As of February 28, 2013, the Index has an average market capitalization of $6.0 billion and a median market capitalization of $3.2 billion.  Additionally, as of February 28, 2013, the Index is concentrated in the financial sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of Brazil’s economy.

The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities.

Fund Risks

The following risks will be added to the Prospectus for each Fund as indicated below:

Direxion Daily Brazil Bear 3X Shares

Brazilian Securities Risk
Investment in securities of Brazilian issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. Brazil’s economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the Brazilian economy overall in a way that would be adverse to the Fund’s investments. Additionally, investment in Brazil may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Concentration Risk
The Index is concentrated in the financial sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries.  The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Financial Services Companies Risk
The Fund currently focuses its investments in securities issued by, and/or has exposure to, financial services companies.  As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.
Direxion Daily South Korea Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily Brazil Bull 3X Shares (BRZU)
Direxion Daily Brazil Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares (KORU)
Direxion Daily South Korea Bear 3X Shares

Supplement dated April 5, 2013 to the
Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2013, as supplemented March 1, 2013 and March 15, 2013

Effective immediately, the benchmark indices for the Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares and Direxion Daily South Korea Bear 3X Shares (each, a “Fund” and collectively, the “Funds”) will change as presented in the table below.  All references to the Current Indexes in the Prospectus and SAI will be replaced with the New Indexes:

Fund	Current Index	New Index
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily Brazil Bear 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily South Korea Bull 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index
Direxion Daily South Korea Bear 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index

Index Descriptions

All descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the corresponding New Indexes:

MSCI Korea 25/50 Index

The Index is designed to measure the performance of the large and mid cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea.  As of February 28, 2013, the Index has an average market capitalization of $5.7 billion and a median market capitalization of $2.6 billion.  Additionally, as of February 28, 2013, the Index is concentrated in the information technology sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of South Korea’s economy.

The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities.

Fund Risks

The following risks will be added to the Prospectus for each Fund as indicated below:

Direxion Daily South Korea Bull 3X Shares

Concentration Risk
The Index is concentrated in the information technology sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries.  The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

South Korean Securities Risk
Investment in securities of South Korean issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. South Korea’s economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the South Korean economy overall in a way that would be adverse to the Fund’s investments. Specifically, economic or political developments with respect to South Korea’s neighboring nations may influence the performance of any investments made within South Korea. Additionally, investment in South Korea may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Technology and Telecommunications Sector Risk
The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science.  The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities.  These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.  Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.  In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.
Direxion Daily South Korea Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily Brazil Bull 3X Shares (BRZU)
Direxion Daily Brazil Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares (KORU)
Direxion Daily South Korea Bear 3X Shares

Supplement dated April 5, 2013 to the
Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2013, as supplemented March 1, 2013 and March 15, 2013

Effective immediately, the benchmark indices for the Direxion Daily Brazil Bull 3X Shares, Direxion Daily Brazil Bear 3X Shares, Direxion Daily South Korea Bull 3X Shares and Direxion Daily South Korea Bear 3X Shares (each, a “Fund” and collectively, the “Funds”) will change as presented in the table below.  All references to the Current Indexes in the Prospectus and SAI will be replaced with the New Indexes:

Fund	Current Index	New Index
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily Brazil Bear 3X Shares	MSCI Brazil Index	MSCI Brazil 25/50 Index
Direxion Daily South Korea Bull 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index
Direxion Daily South Korea Bear 3X Shares	MSCI Korea Index	MSCI Korea 25/50 Index

Index Descriptions

All descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the corresponding New Indexes:

MSCI Korea 25/50 Index

The Index is designed to measure the performance of the large and mid cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea.  As of February 28, 2013, the Index has an average market capitalization of $5.7 billion and a median market capitalization of $2.6 billion.  Additionally, as of February 28, 2013, the Index is concentrated in the information technology sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of South Korea’s economy.

The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies (“RICs”) under federal tax regulations. One such requirement is that at the end of each quarter of a RIC’s tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities.

Fund Risks

The following risks will be added to the Prospectus for each Fund as indicated below:

Direxion Daily South Korea Bear 3X Shares

Concentration Risk
The Index is concentrated in the information technology sector, however, in the future, the Index concentration may change. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries.  The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

South Korean Securities Risk
Investment in securities of South Korean issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. South Korea’s economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the South Korean economy overall in a way that would be adverse to the Fund’s investments. Specifically, economic or political developments with respect to South Korea’s neighboring nations may influence the performance of any investments made within South Korea. Additionally, investment in South Korea may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Technology and Telecommunications Sector Risk
The Fund will focus its investments in securities issued by, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science.  The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities.  These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.  Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.  In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.